Fair Value Measurements on a Recurring Basis (Details) - Schedule of fair value on a recurring basis	Sep. 30, 2021 USD ($)
Assets:
Assets held in Trust Account – U.S. Treasury Securities	$ 300,015,536
Liabilities:
Warrant liability	6,140,000
FPS liability	2,645,660
Total Liabilities	8,785,660
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Assets held in Trust Account – U.S. Treasury Securities	300,015,536
Liabilities:
Warrant liability
FPS liability
Total Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Assets held in Trust Account – U.S. Treasury Securities
Liabilities:
Warrant liability	6,140,000
FPS liability
Total Liabilities	6,140,000
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Assets held in Trust Account – U.S. Treasury Securities
Liabilities:
Warrant liability
FPS liability	2,645,660
Total Liabilities	$ 2,645,660